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SIIT U.S. Managed Volatility Fund
SIIT U.S. Managed Volatility Fund

SEI INSTITUTIONAL INVESTMENTS TRUST

SIIT U.S. Managed Volatility Fund
SIIT Global Managed Volatility Fund
(each, a "Fund" and, collectively, the "Funds")

Supplement dated November 13, 2020
to the Prospectus dated September 30, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Addition of Secondary Benchmark for the SIIT U.S. Managed Volatility Fund

In the Fund Summary for the Fund, under the heading titled "Performance Information," under the sub-heading titled "Average Annual Total Returns (for the periods ended December 31, 2019)," the following text is hereby added:

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 75/25 Blended Benchmark, which consists of the MSCI USA Minimum Volatility Index and the Russell 3000 Value Index. The Fund's Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflect the Fund's investment strategy than the broad-based index.

In addition, under the same sub-heading, the table is hereby deleted and replaced with the following:

Average Annual Returns - SIIT U.S. Managed Volatility Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SIIT U.S. Managed Volatility Fund - Class A	Return Before Taxes	23.94%	10.01%	13.51%	13.67%	Dec. 31, 2008
After Taxes on Distributions | SIIT U.S. Managed Volatility Fund - Class A	Return After Taxes on Distributions	22.06%	7.27%	10.53%	10.87%
After Taxes on Distributions and Sale of Fund Shares | SIIT U.S. Managed Volatility Fund - Class A	Return After Taxes on Distributions and Sale of Fund Shares	15.37%	7.27%	10.17%	10.45%
Russell 3000 Index Return (reflects no deduction for fees,Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	31.02%	11.24%	13.42%	14.69%	Dec. 31, 2008
The Fund's 75/25 Blended Benchmark Return (reflects noThe Fund's 75/25 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	The Fund's 75/25 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	27.63%	11.54%	13.70%	14.16%	Dec. 31, 2008

There are no other changes to the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE